RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 7. RELATED PARTY TRANSACTIONS

The Advisory Agreement entitles the Advisor to specified fees upon the provision of certain services with regard to the investment of funds in real estate investments, the management of those investments, among other services, and the disposition of investments, as well as entitles the Advisor to reimbursement of organization and offering costs incurred by the Advisor or Sponsor on behalf of the Company, such as expenses related to the Offering, and certain costs incurred by the Advisor or Sponsor in providing services to the Company. In addition, the Advisor is entitled to certain other fees, including an incentive fee upon achieving certain performance goals, as detailed in the Advisory Agreement. The Sponsor also serves as the sponsor for Rich Uncles REIT I. During the year ended December 31, 2016, no other business transactions occurred between the Company and Rich Uncles REIT I, other than described below and in Note 4.

In 2015, the Company sold 20,000 shares of common stock to the Sponsor at $10.00 per share for gross proceeds of $200,000.  In June 2016, the Company repurchased 20,000 shares from the Sponsor for $200,000 and reissued the 6,667 shares each to Messrs. Wirta, Hofer and Makler or $66,667 at $10.00 per share. The share sales were made in privately negotiated transactions in reliance on the exemption from the registration requirements of the Securities Act of 1933 contained in Section 4(2) thereof.

Pursuant to the terms of these agreements, summarized below are the related party costs incurred by the Company for the year ended December 31, 2016 and for the period May 14, 2015 to December 31, 2015 and any related amounts payable as of December 31, 2016 and December 31, 2015:

				For the period May 14,
	Year ended December 31, 2016			2015 to December 31, 2015
	Incurred	Receivable	Payable	Incurred	Payable
Expensed
Acquisition fees (1)	$474,121	$-	$-	$-	$-
Asset management fees (1)(4)	116,952	-	29,577	-	-
Expense reimbursements from Sponsor	(951,601)	79,862	-	-	-
Waiver of asset management fees (4)	(27,501)	-	-	-	-
Capitalized
Acquisition fees	505,608	-	274,200	-	-
Additional paid-in-capital
Reimbursable organizational and offering expenses (3)	731,315	-	79,645	6,000	6,000
Other
Costs advanced by Sponsor (2)	-	-	-	1,000	1,000
Costs reimbursable from Rich Uncles REIT I (5)	28,571	28,571	-
	$877,465	$108,433	$383,422	$7,000	$7,000

(1)	Included in fees to affiliates in the accompanying consolidated statements of operations.
(2)	The Sponsor advanced $1,000 to the Company related to the opening of a bank account, which is reflected in “Due to affiliates” on the consolidated balance sheet.
(3)
As of December 31, 2016, the Sponsor had incurred $1,881,958 of organizational and offering costs on behalf of the Company. However, the Company is only obligated to reimburse the Sponsor for such organizational and offering costs to the extent of 3% of gross offering proceeds. The payable related to this obligation at December 31, 2016 is reflected in “Due to affiliates” on the consolidated balance sheets.

(4)
To the extent the Advisor elects, in its sole discretion, to defer all or any portion of its monthly Asset Management Fee, the Advisor will be deemed to have waived, not deferred, that portion up to 0.025% of the total investment value of the Company’s assets.  For the year December 31, 2016, the Advisor deferred and waived $27,501 of asset management fees, which will not subject to future recoupment by the Advisor.

(5)
The Company incurred $28,571 of costs in conjunction with due diligence for a property acquisition which are owed to the Company from Rich Uncles REIT I as of December 31, 2016 and reflected in “Due from affiliates” on the consolidated balance sheet.

During the year ended December 31, 2016, the Company reimbursed Rich Uncles REIT I $95,730 for costs incurred related to the Accredo and Walgreens properties which were acquired by the Company.

Organization and Offering Costs

During the Offering, pursuant to the Advisory Agreement, the Company is obligated to reimburse the Sponsor or its affiliates for organization and offering costs (as defined in the Advisory Agreement) paid by the Sponsor on behalf of the Company. The Company will reimburse the Sponsor for organizational and offering expenses up to 3.0% of gross offering proceeds. The Sponsor and affiliates will be responsible for any organization and offering costs related to the Offering to the extent they exceed 3.0% of gross offering proceeds from the Offering. As of December 31, 2016, the Sponsor has incurred organization and offering expenses in excess of 3.0% of the gross offering proceeds received by the Company. To the extent the Company receives gross offering proceeds from future share sales, the Company will be obligated to reimburse the Sponsor. As the amount of future gross offering proceeds is uncertain, the amount the Company is obligated to reimburse to the Sponsor is uncertain. As of December 31, 2016, the Company has reimbursed the Sponsor $657,670 in organization and offering costs. The Company’s maximum liability for organization and offering costs through December 31, 2016 was $731,315, of which $79,645 remained payable as of December 31, 2016 and is included in “Due to Affiliates” on the consolidated balance sheet.

Investor Relations Payroll Expense Reimbursements from Sponsor

The Company employs investor personnel that answer potential investor inquiries regarding the Company and/or its prospectus and handle investor relations. Per the Advisory Agreement, to the extent that the Company pays any offering expenses directly, the Sponsor is obligated to reimburse the Company for such offering expenses. The Sponsor considers these payroll costs to be offering expenses. The total amount of such payroll reimbursements were $951,601 for the year ended December 31, 2016, of which $79,862 was receivable from the Sponsor at December 31, 2016 and is included in “Due from affiliates” on the consolidated balance sheet.

Other Operating Expense Reimbursement

Under the prospectus, total operating expenses of the Company are limited to the greater of 2% of average invested assets or 25% of net income for the four most recently completed fiscal quarters (2%/25% Limitation). If the Company exceeds the 2%/25% Limitation, the Advisor must reimburse the Company the amount by which the aggregate total operating expenses exceeds the limitation, or the Company must obtain a waiver from the Conflicts Committee. For purposes of determining the 2%/25% Limitation amount, “average invested assets” means the average monthly book value of the Company’s assets invested directly or indirectly in equity interests and loans secured by real estate during the 12-month period before deducting depreciation, reserves for bad debts or other non-cash reserves. “Total operating expenses” means all expenses paid or incurred by the Company, as determined by GAAP, that are in any way related to the Company’s operation including asset management fees, but excluding (a) the expenses of raising capital such as organization and offering expenses, legal, audit, accounting, underwriting, brokerage, listing, registration and other fees, printing and other such expenses and taxes incurred in connection with the issuance, distribution, transfer, listing and registration of shares of the Company’s common stock; (b) interest payments; (c) taxes; (d) non-cash expenditures such as depreciation, amortization and bad debt reserves; (e) reasonable incentive fees based upon increases in NAV per share; (f) acquisition fees and acquisition expenses (including expenses, relating to potential investments that the Company does not close); and (h) disposition fees on the sale of real property and other expenses connected with the acquisition, disposition and ownership of real estate interests or other property (other than disposition fees on the sale of assets other than real property), including the costs of insurance premiums, legal services, maintenance, repair and improvement of real property.

Operating expense reimbursements for the four fiscal quarters ended December 31, 2016 exceeded the 2%/25% Limitation. The Conflicts Committee approved the operating expenses above the 2%/25% Limitation, as they determined that the relationship of the Company’s operating expenses to average invested assets were justified for the year ended December 31, 2016 given the costs of operating a public company and the early stage of operations.